Investments in Unconsolidated Subsidiaries and Affiliates - Summary of Combined Results of Operations and Financial Position Reported By Investees Accounted Using Equity Method (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments In And Advances To Affiliates Schedule Of Investments [Abstract]
Net revenue	$ 4,849	$ 5,211	$ 5,619
Income before taxes	251	321	261
Net income	194	289	210
Total assets	7,448	7,127
Total liabilities	5,877	5,460
Total equity	$ 1,571	$ 1,667